Other Current Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Current Liabilities [Abstract]
Accrued Liabilities, Current	CAD 137	CAD 130
Accrued interest on long-term debt	96	44
Sales and Excise Tax Payable, Current	16	4
Accrued interest on convertible debentures represented by instalment receipts	0	11
Deferred Emission Credits, Current	10	6
Dividends Payable, Current	0	0
Other Sundry Liabilities, Current	22	12
Other Liabilities, Current, Total	CAD 281	CAD 207